Note 16 - Income Taxes	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	INCOME TAXES

The income taxes recognized in profit or loss is as follows:

	December 31,	December 31,
	2019	2018
Deferred tax benefit (expense)	$131	$(796)
Total income tax benefit (expense)	$131	$(796)

The provision for income taxes reported differs from the amounts computed by applying statutory Canadian federal and provincial tax rates to the loss before tax provision due to the following:

	December 31,	December 31,
	2019	2018
Loss for the year before income taxes	$(4,557)	$(5,006)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	1,230	1,352
Share based payments	(694)	(569)
Mexican inflationary adjustments	(600)	(1,002)
Differing effective tax rate on loss in foreign jurisdiction	4	63
Impact of change in statutory tax rates	-	-
Unrecognized deferred tax assets	(2,680)	1,516
Impact of foreign exchange and other	2,871	(2,156)
Total income tax benefit (expense)	$131	$(796)

The approximate tax effect of each item that gives rise to the Company’s unrecognized and recognized deferred tax assets and liabilities as at
December 31, 2019
and
2018
are as follows:

	December 31,	December 31,
	2019	2018
Deferred income tax assets
Exploration and evaluation assets	$1,004	$1,031
Non-capital losses	301	1,761
Capital losses	-	551
Other	-	4
	$1,305	$3,347
Deferred income tax liabilities
Exploration and evaluation assets	$(95)	$(27)
Investment in associate	(3,192)	(3,493)
Unrealized capital gain on foreign exchange	-	(1,940)
	$(3,287)	$(5,460)
Net deferred income tax liability	$(1,982)	$(2,113)

The Company's  movement of net deferred tax liabilities is described below:

	December 31,	December 31,
	2019	2018
At January 1	$(2,113)	$(1,317)
Deferred income tax benefit (expense) through income statement	131	(796)
At December 31	$(1,982)	$(2,113)

The Company has the following deductible temporary differences for which no
deferred tax assets have been recognized:

	December 31,		December 31,
	2019	expiry dates	2018

Non-capital losses	$85,611	2020-2039	$70,659
Exploration and evaluation assets	13,040	no expiry	17,261
Financing fees	934	2040 - 2041	1,737
Other	3,352	no expiry	3,135
Total	$102,937		$92,792

At
December 31, 2019,
the Company has non-capital loss carry forwards in Canada aggregating
$39,572
(
December 31, 2018:
$37,717
) which expire over the period between
2026
to
2038,
available to offset future taxable income in Canada, and the Company has capital loss carry forwards in Canada of nil
(
December 31, 2018:
$4,081
) which are available only to offset future capital gains for Canadian tax purposes and may
be carried forward indefinitely.

At
December 31, 2019,
the Company has tax loss carry forwards in Mexico aggregating
$46,779
(
December 31, 2018:
$39,074
) which expire over the period
2020
to
2029,
available to offset future taxable income in Mexico.

At
December 31, 2019,
the Company has
$274
(
December 31, 2018:
$187
) included in cash that is held by foreign subsidiaries, and hence not
available to fund domestic operations unless the funds were repatriated. There are no
taxes payable on the funds should the Company choose to repatriate them, however, the Company does not
intend to repatriate these funds in the next year.